Accounts Receivable	12 Months Ended
Dec. 31, 2012
Accounts Receivable [Abstract]
Accounts Receivable

3. Accounts Receivable

Accounts receivable, net as of December 31, 2012 and 2011 is comprised of the following:

	December 31,
	2012	2011
Trade	$252,178	$178,337
Unbilled revenue	79,157	39,151
Contract retention	40,188	16,249
Other receivables	11,267	14,158

Total accounts receivable	382,790	247,895
Less: allowance for doubtful accounts	(2,220)	(993)

Total accounts receivable, net	$380,570	$246,902

The Company expects all accounts receivable to be collected within one year. The provision for bad debts included in “General and administrative” expenses in the Consolidated Statements of Operations was $1,325, $779, and $2,871 for the years ended December 31, 2012, 2011 and 2010, respectively.

The balances billed but not paid by customers pursuant to retainage provisions in certain contracts will be due upon completion of the contracts and acceptance by the customer. Based on the Company’s experience with similar contracts within recent years, the majority of the retention balances at each balance sheet date will be collected within the next twelve months.